ORDINARY SHARES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Balance at the beginning	$ 158	$ 24,578
Balance at the end	(29,485)	158
Share premium
Disclosure of classes of share capital [line items]
Balance at the beginning	209,779	202,103
Issued in the period	22,748	7,676
Balance at the end	232,257	209,779
Ordinary Shares
Disclosure of classes of share capital [line items]
Balance at the beginning	712	634
Balance at the end	938	712
Ordinary Shares | Ordinary share capital
Disclosure of classes of share capital [line items]
Balance at the beginning	712	634
Issued in the period	226	78
Balance at the end	$ 938	$ 712